Commitments and contingencies (Details Textuals 1)	0 Months Ended		1 Months Ended		9 Months Ended		12 Months Ended		16 Months Ended		1 Months Ended		12 Months Ended
	Aug. 12, 2010 USD ($)	Aug. 12, 2010 CNY	Apr. 30, 2010 USD ($)	Apr. 30, 2010 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2012 Zhonghong Energy Investment Company USD ($)	Jun. 30, 2012 Zhonghong Energy Investment Company CNY	Oct. 31, 2011 Hongli USD ($)	Oct. 31, 2011 Hongli CNY	Sep. 30, 2011 Hongli USD ($)	Sep. 30, 2011 Hongli CNY
Lease Agreement [Line Items]
Monthly lease payments	$ 10,845	69,565	$ 22,688	145,529	$ 7,258	46,565			$ 5,780	37,075	$ 2,550	16,220	$ 2,108	13,520
Lease expense							$ 154,221	$ 363,130